13. Trade receivables	12 Months Ended
Dec. 31, 2019
Trade Receivables
Trade receivables
	12.31.19	12.31.18
Current:
Sales of electricity – Billed	7,714,038	7,108,327
Sales of electricity – Unbilled	5,792,028	5,744,779
PBA & CABA government credit	251,361	-
Framework Agreement	9,003	15,957
Fee payable for the expansion of the transportation and others	25,046	35,321
Receivables in litigation	214,884	149,400
Allowance for the impairment of trade receivables	(1,546,290)	(1,385,861)
Total Current	12,460,070	11,667,923

The carrying amount of the Company’s trade receivables approximates their fair value.

The roll forward of the allowance for the impairment of trade receivables is as follows:

	12.31.19	12.31.18
Balance at beginning of the year	1,385,861	1,041,836
Change of accounting standard (Note 6) - Adjustment by model of expected losses IFRS 9	-	126,155
Balance at beginning of the year	1,385,861	1,167,991
Increase	1,365,186	1,419,571
Decrease	(771,139)	(598,437)
Result from exposure to inlfation	(433,618)	(603,264)
Balance at end of the year	1,546,290	1,385,861

The aging analysis of these trade receivables is as follows:

	12.31.19	12.31.18
Not due	9,003	15,957
Past due	1,899,443	1,767,442
Up to 3 months	10,551,624	9,884,524
Total trade receivables	12,460,070	11,667,923

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of trade receivables.

The carrying amount of the Company’s trade receivables is denominated in Argentine pesos.

Sensitivity analysis of the allowance for impairment of trade receivables:

-       5% increase in the uncollectibility rate estimate

12.31.19
Contingencies	1,623,605
Variation	77,315

-       5% decrease in the uncollectibility rate estimate

12.31.19
Contingencies	1,468,975
Variation	(77,315)